Equity - Schedule of warrants outstanding and exercisable (Details) - Warrants [Member]	Mar. 31, 2021 Share $ / shares	Mar. 31, 2020 Share $ / shares	Mar. 31, 2019 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of warrants outstanding	6,250,000	1,250,000	50,080,150
Number of warrants exercisable	5,400,000
Exercise price | $ / shares	$ 2.65	$ 1.24	$ 3.83
May 22, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of warrants outstanding	1,250,000
Number of warrants exercisable	400,000
Exercise price | $ / shares	$ 1.24
January 12, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of warrants outstanding	5,000,000
Number of warrants exercisable	5,000,000
Exercise price | $ / shares	$ 3.00